Schedule of Convertible Preferred Stock (Details) (Parenthetical) - shares	Sep. 30, 2023	Sep. 12, 2023	Feb. 09, 2023	Feb. 09, 2022
Business Acquisition [Line Items]
Shares authorised				40,000,000
Shares issued	35,436,381	35,436,381
Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Shares issued			9,000,000
Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Shares issued			20,000,000